SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 27, 2013
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2013	2012	2011
Sales to Unaffiliated
Customers
Grocery Products	$1,517,557	$1,170,871	$1,064,558
Refrigerated Foods	4,251,515	4,222,752	4,189,224
Jennie-O Turkey Store	1,601,868	1,549,227	1,467,222
Specialty Foods	932,533	924,472	835,584
International & Other	448,181	363,348	338,501
Total	$8,751,654	$8,230,670	$7,895,089
Intersegment Sales
Grocery Products	$ –	$ –	$ –
Refrigerated Foods	17,359	12,144	14,101
Jennie-O Turkey Store	123,420	125,575	124,868
Specialty Foods	108	133	127
International & Other	–	–	–
Total	140,887	137,852	139,096
Intersegment elimination	(140,887)	(137,852)	(139,096)
Total	$ –	$ –	$ –
Net Sales
Grocery Products	$1,517,557	$1,170,871	$1,064,558
Refrigerated Foods	4,268,874	4,234,896	4,203,325
Jennie-O Turkey Store	1,725,288	1,674,802	1,592,090
Specialty Foods	932,641	924,605	835,711
International & Other	448,181	363,348	338,501
Intersegment elimination	(140,887)	(137,852)	(139,096)
Total	$8,751,654	$8,230,670	$7,895,089
Segment Operating Profit
Grocery Products	$ 213,646	$ 181,251	$ 162,556
Refrigerated Foods	232,692	228,665	292,624
Jennie-O Turkey Store	222,117	238,298	204,940
Specialty Foods	88,873	83,089	76,905
International & Other	71,490	49,889	36,250
Total segment operating profit	$ 828,818	$ 781,192	$ 773,275
Net interest and investment expense (income)	7,482	6,339	23,448
General corporate expense	26,694	21,429	35,992
Noncontrolling interest	3,865	4,911	5,001
Earnings before income taxes	$ 798,507	$ 758,335	$ 718,836

(in thousands)	2013	2012	2011
Assets
Grocery Products	$1,237,405	$ 683,601	$ 670,398
Refrigerated Foods	1,218,418	1,171,161	1,177,588
Jennie-O Turkey Store	819,343	857,682	805,459
Specialty Foods	469,599	506,237	475,289
International & Other	361,038	224,847	196,957
Corporate	810,077	1,120,438	918,700
Total	$4,915,880	$4,563,966	$4,244,391
Additions to Property,
Plant and Equipment
Grocery Products	$ 10,100	$ 17,966	$ 10,910
Refrigerated Foods	58,523	67,003	45,244
Jennie-O Turkey Store	22,863	33,594	29,507
Specialty Foods	3,606	3,779	3,470
International & Other	2,973	2,794	1,145
Corporate	8,697	7,167	6,635
Total	$ 106,762	$ 132,303	$ 96,911
Depreciation and
Amortization
Grocery Products	$ 22,912	$ 15,870	$ 15,597
Refrigerated Foods	57,879	60,229	65,689
Jennie-O Turkey Store	26,921	26,144	25,379
Specialty Foods	9,232	9,871	9,817
International & Other	1,906	1,437	1,387
Corporate	6,000	5,943	6,296
Total	$ 124,850	$ 119,494	$ 124,165

Schedule of percentages of total revenues contributed by classes of similar products
	Fiscal Year Ended
	October 27, 2013	October 28, 2012	October 30, 2011
Perishable meat	50.9%	53.5%	55.1%
Shelf-stable	21.4	17.6	16.8
Poultry	18.8	19.3	19.1
Other	8.9	9.6	9.0
	100.0%	100.0%	100.0%

Schedule of total revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
	October 27,	October 28,	October 30,
(in thousands)	2013	2012	2011
United States	$8,193,730	$7,739,826	$7,431,798
Foreign	557,924	490,844	463,291
	$8,751,654	$8,230,670	$7,895,089